Leases (Details) - Schedule of Lease Liabilities - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Lease Liabilities [Abstract]
Balance beginning	€ 56,066	€ 95,059
Lease liability additions from lease modification	41,946	19,353
Repayment of Lease liability	(32,665)	(60,523)
Interest expense on lease liabilities	1,054	2,177
Balance ending	€ 66,402	€ 56,066